Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 86,868	$ 46,992	$ 59,603
Accounts receivable			3,538
Costs of financing		1,031	25,644
Prepaid expenses	13,163	4,636	8,952
Total current assets	100,031	52,659	97,737
Property, plant and equipment, net of accumulated depreciation of $106,746, $106,041 and $103,519, respectively	110,535	111,240	1,218,314
Total assets	210,566	163,899	1,316,051
Current liabilities:
Accounts payable	920,964	1,108,684	1,080,056
Accrued liabilities	109,086	272,910	595,760
Convertible notes payable, net of discount of $0, $75,695 and $41,502 respectively		322,385	359,498
Notes payable, net of discount of $22,017, $0 and $0, respectively	357,983
Line of credit, related party	45,230	11,230	15,230
Note payable to a related party	200,000	200,000	200,000
Derivative liability		122,309	59,949
Total current liabilities	1,633,263	2,037,518	2,310,493
Outstanding warrant liability	241	58	22,600
Total liabilities	1,633,504	2,037,576	2,333,093
Non-controlling interest - redeemable	859,517	856,044	849,945
Stockholders' deficit:
Preferred stock, no par value, 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 500,000,000, 500,000,000 and 100,000,000 shares authorized; 226,890,278, 73,486,861 and 33,591,538 shares issued; and 226,858,106, 68,910,395 and 33,559,366 outstanding, as of September 30, 2014 and December 31, 2013, December 31, 2012, respectively	226,890	68,943	33,591
Additional paid-in capital	16,561,845	16,123,744	14,847,401
Committed shares to be issued; 0, 0 and 5,740,741 shares at September 30, 2014, December 31, 2013 and 2012, respectively			803,704
Treasury stock at cost, 32,172 shares at September 30, 2014, December 31, 2013 and December 31, 2012, respectively	(101,581)	(101,581)	(101,581)
Accumulated deficit	(18,969,609)	(18,820,827)	(17,450,102)
Total stockholders' deficit	(2,282,455)	(2,729,721)	(1,866,987)
Total liabilities and stockholders' deficit	$ 210,566	$ 163,899	$ 1,316,051